INVENTORIES (Tables)	6 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories consisted of the following as of March 31, 2026 and September 30, 2025 (in thousands):

	March 31, 2026	September 30, 2025
Raw materials	¥41,151	¥41,391
WIP	162,938	213,409
Finished goods	20,928	9,486
Total	¥225,017	¥264,286